UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

US Global Airline ETF
Schedule of Investments
September 30, 2016 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.8%
	Australia - 1.0%
174,568	Qantas Airways, Ltd.	$416,850
	Canada - 3.0%
54,925	Air Canada (a)	443,771
89,053	Chorus Aviation, Inc.	417,452
23,825	WestJet Airlines, Ltd.	416,227
		1,277,450
	France - 1.0%
77,695	Air France KLM SA (a)	417,456
	Germany - 1.0%
37,231	Deutsche Lufthansa	414,263
	Ireland - 1.0%
5,592	Ryanair Holdings plc - ADR	419,568
	Israel - 1.3%
596,336	El Al Israel Airlines, Ltd.	546,449
	Japan - 0.9%
14,003	Japan Airlines Company, Ltd.	408,608
	Mexico - 1.0%
24,289	Controladora Vuela Cia De Aviacion SAB de CV - ADR (a)	422,386
	New Zealand - 1.0%
307,842	Air New Zealand, Ltd.	416,930
	Singapore - 1.0%
115,671	SATS, Ltd. (a)	422,411
	Sweden - 1.0%
214,179	SAS AB	426,920
	Switzerland - 0.9%
19,542	Wizz Air Holdings plc (a)	415,399
	Turkey - 2.0%
58,299	Celebi Hava Servisi AS	427,384
103,643	TAV Havalimanlari Holding AS	427,212
		854,596
	United Kingdom - 2.9%
74,438	Dart Group plc	404,261
31,407	easyJet plc	409,929
81,154	International Consolidated Airlines Group SA	419,486
		1,233,676
	United States - 79.8%
25,391	Alaska Air Group, Inc.	1,672,251
9,499	Allegiant Travel Company	1,254,533
140,694	American Airlines Group, Inc.	5,150,807
9,534	Boeing Company	1,256,009
128,535	Delta Air Lines, Inc.	5,059,138
8,081	General Dynamics Corporation	1,253,848
34,656	Hawaiian Holdings, Inc. (a)	1,684,282
95,747	JetBlue Airways Corporation (a)	1,650,678
46,501	SkyWest, Inc.	1,228,091
132,452	Southwest Airlines Company	5,151,058
40,134	Spirit Airlines, Inc. (a)	1,706,899
99,536	United Continental Holdings, Inc. (a)	5,222,654
31,103	Virgin America, Inc. (a)	1,664,322
		33,954,570
	TOTAL COMMON STOCKS (Cost $44,533,542)	42,047,532

	SHORT-TERM INVESTMENTS - 0.5%
232,418	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.29% *	232,418
	TOTAL SHORT-TERM INVESTMENTS (Cost $232,418)	232,418

	TOTAL INVESTMENTS - 99.3% (Cost $44,765,960)	42,279,950
	Other Assets in Excess of Liabilities - 0.7%	279,107
	NET ASSETS - 100.0%	$42,559,057

Percentages are stated as a percent of net assets

(a)	Non-income producing security.
ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes as of September 30, 2016 was as follows+:

Cost of investments	$44,765,960
Gross unrealized appreciation	2,359,322
Gross unrealized depreciation	(4,845,332)
Net unrealized depreciation	$(2,486,010)

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$42,047,532	-	-	$42,047,532
Short-Term Investments	232,418	-	-	232,418
Total Investments in Securities	$42,279,950	$-	$-	$42,279,950
^ See Schedule of Investments for breakout of investments by country classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2016, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)     /s/ Paul R. Fearday
    Paul R. Fearday, President (principal executive officer)

Date           11/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date           11/29/2016

By (Signature and Title)*    /s/ Kristen M. Weitzel
 Kristen M. Weitzel, Treasurer (principal financial officer)

Date           11/29/2016

* Print the name and title of each signing officer under his or her signature.